SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 100,368	$ 91,053
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	75,858	66,069
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	24,398	24,770
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 112	$ 214